RELATED PARTY TRANSACTIONS - TRANSACTIONS WITH SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - KEY MANAGEMENT PERSONNEL EMOLUMENTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY TRANSACTIONS [abstract]
Short-term employee benefits	¥ 5,745	¥ 5,344	¥ 5,648
Retirement scheme contributions	351	424	499
Key management personnel compensation	¥ 6,096	¥ 5,768	¥ 6,147